UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Insured Investment Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Insured Investment Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock MuniYield Insured Investment Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 4.2%
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC):
6.13%, 6/01/34	$ 1,500	$ 1,631,085
6.00%, 6/01/39	2,985	3,240,635
		4,871,720
Arizona — 0.5%
State of Arizona, COP, Department of
Administration, Series A (AGM):
5.25%, 10/01/28	480	498,038
5.00%, 10/01/29	125	126,683
		624,721
California — 13.0%
California State Public Works Board, RB,
Various Capital Projects, Series G-1
(AGC), 5.25%, 10/01/24	2,000	2,044,660
California State University, RB,
Systemwide, Series A (AGM), 5.00%,
11/01/39	1,000	1,011,170
County of Sacramento California, RB,
Senior Series A (AGC), 5.50%,
7/01/41	1,400	1,468,376
Los Angeles Community College District
California, GO, Election of 2001,
Series A (NPFGC), 5.00%, 8/01/32	2,780	2,842,550
San Diego Public Facilities Financing
Authority, Refunding RB, Series B
(AGC), 5.38%, 8/01/34	1,020	1,082,108
State of California, GO, Various Purpose:
(AGC), 5.50%, 11/01/39	3,450	3,613,771
(AGM), 5.00%, 6/01/32	3,000	3,021,210
		15,083,845
Colorado — 1.2%
Colorado Health Facilities Authority, RB,
Hospital, NCMC Inc. Project, Series B
(AGM), 6.00%, 5/15/26	1,300	1,443,520
Florida — 36.2%
Broward County Educational Facilities
Authority, RB, Educational Facilities,
Nova Southeastern University (AGC),
5.00%, 4/01/31	1,720	1,737,475
City of Boynton Beach Florida,
Refunding RB (FGIC), 6.25%,
11/01/20 (a)	700	855,834

	Par
Municipal Bonds	(000)	Value
Florida (continued)
City of Jacksonville Florida, Refunding
RB (NPFGC), 5.25%, 10/01/32	$ 1,455	$ 1,474,701
City of Lakeland Florida, Refunding RB,
Series A (NPFGC), 5.00%, 10/01/28	1,075	1,083,299
City of Port St. Lucie Florida, RB
(NPFGC), 5.25%, 9/01/24	1,055	1,072,081
County of Lee Florida, RB, Series A, AMT
(AGM), 6.00%, 10/01/29	1,000	1,015,060
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.19%,
10/01/31 (b)	4,375	1,107,444
Miami International Airport, Series
A, AMT (AGM), 5.25%, 10/01/41	1,200	1,185,384
Miami International Airport, Series
A, AMT (AGM), 5.50%, 10/01/41	2,400	2,427,264
Series A, AMT (AGM), 5.00%,
10/01/33	4,505	4,342,279
County of Orange Florida, Refunding RB:
(AMBAC), 5.00%, 10/01/29	2,190	2,236,778
Series A (NPFGC), 5.13%, 1/01/23	1,000	1,046,000
County of Osceola Florida, RB, Series A
(NPFGC), 5.50%, 10/01/27	1,100	1,123,639
County of St. John's Florida, RB (AGM),
5.00%, 10/01/31	2,135	2,204,345
Florida Housing Finance Corp., HRB,
Brittany Rosemont Apartments, Series
C-1, AMT (AMBAC), 6.75%, 8/01/14	715	715,872
Florida Housing Finance Corp., RB,
Homeowner Mortgage, Series 11,
AMT (AGM), 5.95%, 1/01/32	1,440	1,440,907
Florida Housing Finance Corp.,
Refunding RB, Homeowner Mortgage,
Series 4, AMT (AGM), 6.25%,
7/01/22	230	239,087
Jacksonville Economic Development
Commission, RB, Mayo Clinic, Series
B (NPFGC), 5.50%, 11/15/36	750	765,278
Miami-Dade County Expressway
Authority Florida, RB, Series B
(NPFGC), 5.25%, 7/01/27	1,000	1,026,630
Miami-Dade County IDA, RB, BAC
Funding Corp. Project, Series A
(AMBAC), 5.38%, 10/01/30	1,655	1,704,667
Orange County Educational Facilities
Authority, Refunding RB, Rollins
College Project (AMBAC), 5.50%,
12/01/32	4,765	4,823,419

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal Corp.	GARB	General Airport Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
BHAC	Berkshire Hathaway Assurance Corp.	HRB	Housing Revenue Bonds
CAB	Capital Appreciation Bonds	IDA	Industrial Development Authority
CIFG	CDC IXIS Financial Guaranty	ISD	Independent School District
COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
EDA	Economic Development Authority	RB	Revenue Bonds
ERB	Education Revenue Bonds	S/F	Single-Family

BLACKROCK MUNIYIELD INSURED INVESTMENT FUND

APRIL 30, 2010

1

Schedule of Investments (continued)

BlackRock MuniYield Insured Investment Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Palm Beach County School District, COP,
Refunding, Series D (AGM), 5.25%,
8/01/21	$ 2,000	$ 2,117,060
Santa Rosa County School Board, COP,
Refunding, Series 2 (NPFGC), 5.25%,
2/01/26	2,000	2,093,720
St. Lucie West Services District, RB
(NPFGC), 5.25%, 10/01/34	1,000	1,015,010
Village Center Community Development
District, RB, Series A (NPFGC):
5.38%, 11/01/34	1,640	1,464,979
5.13%, 11/01/36	1,000	857,520
Volusia County IDA, RB, Student
Housing, Stetson University Project,
Series A (CIFG), 5.00%, 6/01/35	1,000	855,000
		42,030,732
Georgia — 4.0%
County of Fulton Georgia, RB (NPFGC),
5.25%, 1/01/35	1,000	1,039,480
Gwinnett County Hospital Authority,
Refunding RB, Gwinnett Hospital
System, Series D (AGM), 5.50%,
7/01/41	1,375	1,397,660
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Indenture, Series
B (AGM), 5.00%, 7/01/34	2,100	2,200,317
		4,637,457
Illinois — 11.2%
Chicago Board of Education Illinois, GO,
Refunding, Chicago School Reform
Board, Series A (NPFGC), 5.50%,
12/01/26	825	924,718
Chicago Transit Authority, RB, Federal
Transit Administration Section 5309,
Series A (AGC), 6.00%, 6/01/26	1,400	1,606,108
City of Chicago Illinois, GO, Refunding,
Projects, Series A (AGM):
5.00%, 1/01/28	945	996,058
5.00%, 1/01/29	1,465	1,533,533
5.00%, 1/01/30	585	609,090
City of Chicago Illinois, RB, General,
Third Lien, Series C (AGM), 5.25%,
1/01/35	835	864,392
City of Chicago Illinois, Refunding RB,
Second Lien (NPFGC), 5.50%,
1/01/30	895	987,409
Illinois Municipal Electric Agency, RB,
Series A (NPFGC), 5.25%, 2/01/28	1,565	1,627,960
State of Illinois, RB:
(AGM), 5.00%, 6/15/27	1,000	1,024,450
Build Illinois, Series B, 5.25%,
6/15/28	1,750	1,859,357

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Village of Schaumburg Illinois, GO,
Series B (NPFGC), 5.00%, 12/01/38 $	1,000	$ 1,013,850
		13,046,925
Indiana — 4.4%
Indiana Municipal Power Agency, RB,
Series A (NPFGC), 5.00%, 1/01/42	1,485	1,489,069
Indianapolis Local Public Improvement
Bond Bank, Refunding RB,
Waterworks Project, Series A (AGC),
5.50%, 1/01/38	3,310	3,572,351
		5,061,420
Iowa — 1.1%
Iowa Finance Authority, Refunding RB,
Iowa Health System (AGC), 5.25%,
2/15/29	1,190	1,227,092
Kentucky — 1.1%
Kentucky Municipal Power Agency, RB,
Prairie State Project, Series A (BHAC),
5.25%, 9/01/42	1,250	1,292,950
Louisiana — 1.9%
Louisiana State Citizens Property
Insurance Corp., RB, Series C-3 (AGC),
6.13%, 6/01/25	1,405	1,559,171
New Orleans Aviation Board Louisiana,
Refunding RB (AGC), Restructuring
GARB:
Series A-1, 6.00%, 1/01/23	375	426,229
Series A-2, 6.00%, 1/01/23	160	181,857
		2,167,257
Maine — 1.0%
City of Portland Maine, RB, General
(AGM), 5.25%, 1/01/35	1,125	1,153,215
Michigan — 17.2%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM),
6.25%, 7/01/36	1,800	1,965,114
Second Lien, Series B (AGM),
7.00%, 7/01/36	200	230,386
Second Lien, Series B (NPFGC),
5.50%, 7/01/29	1,640	1,650,562
Senior Lien, Series B (AGM), 7.50%,
7/01/33	1,000	1,200,760
Senior Lien, Series B (BHAC),
5.50%, 7/01/35	3,750	3,902,287
System, Second Lien, Series A
(BHAC), 5.50%, 7/01/36	2,265	2,333,901
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC),
5.75%, 7/01/31	2,270	2,406,291
Senior Lien, Series C-1 (AGM),
7.00%, 7/01/27	1,650	1,921,904

2 BLACKROCK MUNIYIELD INSURED INVESTMENT FUND

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniYield Insured Investment Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Michigan State Building Authority, RB,
Facilities Program, Series H (AGM),
5.00%, 10/15/26	$ 375	$ 380,925
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I (AGC):
5.25%, 10/15/22	1,350	1,465,614
5.25%, 10/15/24	615	656,254
5.25%, 10/15/25	310	328,479
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	1,265	1,493,117
		19,935,594
Minnesota — 2.9%
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services, Series B (AGC), 6.50%,
11/15/38	3,000	3,365,040
Nevada — 2.1%
County of Clark Nevada, RB, Las Vegas-
McCarran International Airport,
Series A (AGC), 5.25%, 7/01/39	2,355	2,397,720
New Jersey — 2.3%
New Jersey EDA, RB, School Facilities
Construction, Series Z (AGC), 6.00%,
12/15/34	1,000	1,131,610
New Jersey Health Care Facilities
Financing Authority, RB, Virtua Health
(AGC), 5.50%, 7/01/38	1,400	1,484,700
		2,616,310
New York — 5.9%
New York City Transitional Finance
Authority, RB, Fiscal 2009:
Series S-3, 5.25%, 1/15/39	1,000	1,061,620
Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,221,760
New York State Dormitory Authority,
ERB, Series B, 5.25%, 3/15/38	3,250	3,510,488
		6,793,868
Ohio — 1.4%
Ohio Higher Educational Facility
Commission, Refunding RB, Summa
Health System, 2010 Project (AGC),
5.25%, 11/15/40 (c)	1,650	1,615,779
Oregon — 0.4%
Medford Hospital Facilities Authority,
RB, Asante Health System, Series A
(AGC), 5.00%, 8/15/40	510	511,510
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, RB,
Sub-Series B (AGM), 5.25%, 6/01/39	1,455	1,516,852

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	$ 1,425	$ 1,600,033
Texas — 16.7%
City of Dallas Texas, Refunding RB
(AGC), 5.25%, 8/15/38	850	876,410
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,097,440
6.00%, 11/15/36	2,055	2,352,482
5.38%, 11/15/38	1,000	1,083,710
County of Bexar Texas, RB, Venue
Project, Motor Vehicle Rental (BHAC):
5.00%, 8/15/27	1,040	1,099,176
5.00%, 8/15/28	1,090	1,145,001
5.00%, 8/15/39	880	905,810
Frisco ISD Texas, GO, School Building
(AGC), 5.50%, 8/15/41	700	759,829
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, B, 7.25%, 12/01/35	500	563,585
Lower Colorado River Authority,
Refunding RB, LCRA Transmission
Services Project (AGC), 5.50%,
5/15/36	1,155	1,223,272
Lubbock Cooper ISD Texas, GO, School
Building (AGC), 5.75%, 2/15/42	500	535,925
North Texas Tollway Authority, RB,
System, First Tier, Series K-1 (AGC),
5.75%, 1/01/38	1,400	1,514,982
North Texas Tollway Authority,
Refunding RB, System, First Tier,
Series A:
(AGC), 5.75%, 1/01/40	1,500	1,611,315
(NPFGC), 5.13%, 1/01/28	2,500	2,564,350
		19,333,287
Utah — 2.5%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	1,670	1,698,440
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Christus Health, Series A (AGC),
6.50%, 7/01/37	1,100	1,220,549
		2,918,989
Virginia — 1.1%
Virginia Public School Authority, RB,
School Financing, 6.50%, 12/01/35	1,100	1,271,303
Total Municipal Bonds – 135.0%		156,517,139

BLACKROCK MUNIYIELD INSURED INVESTMENT FUND

APRIL 30, 2010

3

Schedule of Investments (continued)

BlackRock MuniYield Insured Investment Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (d)	(000)	Value
District of Columbia — 0.7%
District of Columbia Water & Sewer
Authority, RB, Series A, 6.00%,
10/01/35	$ 750	$ 845,005
Florida — 8.9%
City of Jacksonville Florida, RB, Better
Jacksonville (NPFGC), 5.00%,
10/01/27	1,320	1,352,419
Hillsborough County Aviation Authority,
RB, Series A, AMT (AGC), 5.50%,
10/01/38	2,499	2,531,078
Lee County Housing Finance Authority,
RB, Multi-County Program, Series A-2,
AMT (GNMA), 6.00%, 9/01/40	1,035	1,120,739
Manatee County Housing Finance
Authority, RB, Series A, AMT (GNMA),
5.90%, 9/01/40	891	926,833
South Broward Hospital District, RB,
Hospital (NPFGC), 5.63%,
5/01/12 (e)	4,000	4,400,920
		10,331,989
Kentucky — 0.9%
Kentucky State Property & Building
Commission, Refunding RB, Project
No. 93 (AGC), 5.25%, 2/01/27	1,002	1,082,873
Nevada — 3.8%
Clark County Water Reclamation
District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,250,497
Series B, 5.50%, 7/01/29	1,994	2,188,344
		4,438,841
New Jersey — 1.4%
New Jersey State Housing & Mortgage
Finance Agency, RB, S/F Housing,
Series CC, 5.25%, 10/01/29	1,620	1,670,416
New York — 2.8%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	1,095	1,217,413
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	2,000	2,052,960
		3,270,373
Texas — 2.5%
City of San Antonio Texas, Refunding
RB, Series A, 5.25%, 2/01/31	2,609	2,844,150

		Value
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 21.0%	$ 24,483,647
Total Long-Term Investments
(Cost – $174,660,218) – 156.0% 181,000,786
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.25% (f)(g)	4,350,998	4,350,998
Total Short-Term Securities
(Cost – $4,350,998) – 3.7%		4,350,998
Total Investments
(Cost – $179,011,216*) – 159.7%		185,351,784
Liabilities in Excess of Other Assets – (0.1)%		(60,026)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (10.9)%		(12,711,193)
Preferred Shares, at Redemption Value – (48.7)%		(56,530,350)
Net Assets Applicable to Common Shares – 100.0% $		116,050,215

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 166,324,496
Gross unrealized appreciation	$ 7,413,507
Gross unrealized depreciation	(1,087,598)
Net unrealized appreciation	$ 6,325,909

(a) Security is collateralized by Municipal or US Treasury obligations.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JPMorgan Chase Securities	$ 1,615,779	$ 7,425

(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(e) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

4 BLACKROCK MUNIYIELD INSURED INVESTMENT FUND

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock MuniYield Insured Investment Fund (MFT)

(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:
	Shares Held		Shares Held
	at July 31,	Net	at April 30,
Affiliate	2009	Activity	2010	Income
FFI
Institutional
Tax-Exempt
Fund	2,301,550	2,049,448	4,350,998	$10,888

(g) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	—	$ 181,000,786	—	$ 181,000,786
Short-Term
Securities	$ 4,350,998	—	—	4,350,998
Total	$ 4,350,998 $	181,000,786	—	$ 185,351,784

1 See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD INSURED INVESTMENT FUND

APRIL 30, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Insured Investment Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Insured Investment Fund

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Insured Investment Fund

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Insured Investment Fund

Date: June 28, 2010